Manufacturing in collaboration with JAC (Details) - Collaborative Arrangement - Vehicle sales - CNY (¥) ¥ in Thousands		1 Months Ended			12 Months Ended
	Dec. 31, 2019	Apr. 30, 2018	Apr. 30, 2017	May 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term			5 years	5 years
Processing fee period			3 years	3 years
Operating loss reimbursement period		36 months
Manufacturing Actual Losses Recorded As Cost Of Sales	¥ 206,736				¥ 126,425	¥ 0